SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
SEGMENTAL ANALYSIS
NOTE 4: SEGMENTAL ANALYSIS
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas.
The Group Executive Committee (GEC) has been determined to be the chief operating decision-maker, as defined by IFRS 8 Operating Segments, for the Group. The Group’s operating segments reflect its organisational and management structures. The GEC reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources. They consider interest income and expense on a net basis and consequently the total interest income and expense for all reportable segments is presented net. The segments are differentiated by the type of products provided and by whether the customers are individuals or corporate entities.
The segmental results and comparatives are presented on an underlying basis (pre-tax), the basis reviewed by the chief operating decision-maker. The effects of the following are excluded in arriving at underlying profit:
–Restructuring, including severance-related costs, property transformation, technology research and development, regulatory programmes, merger and acquisition costs and integration costs
–Volatility and other items, which includes the effects of certain asset sales, the volatility relating to the Group’s hedging arrangements and that arising in the insurance businesses, the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets
–Payment protection insurance remediation provisions, excluding litigation costs
For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total income.
The Group’s activities are organised into three financial reporting segments: Retail; Commercial Banking; and Insurance and Wealth.
Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.
Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.
Insurance and Wealth offers insurance, investment and wealth management products and services.
Other comprises income and expenditure not attributed to the Group's financial reporting segments. These amounts include those arising from the Group's equities business, residual net interest income after transfer pricing (including the central recovery of the Group's distributions on other equity instruments) and certain gains from gilt sales.
In considering the aggregation of these segments, the Group has taken into account the related economic risks, including those associated with climate change, on the business lines contained within them. The Group considers the level of aggregation reported to be reflective of the shared characteristics of the principal portfolios.
Inter-segment services are generally recharged at cost, although some attract a margin. In particular, a profit margin is charged on the internal commission arrangements between the branch network and other distribution channels and the insurance product manufacturing businesses within the Group. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.
For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail	Commercial Banking	Insurance and Wealth	Other	Underlying basis total
	£m	£m	£m	£m	£m
Year ended 31 December 2021
Net interest income	8,643	2,363	70	87	11,163
Other income, net of insurance claims	1,736	1,277	1,432	615	5,060
Total underlying income, net of insurance claims	10,379	3,640	1,502	702	16,223
Operating lease depreciation[1]	(442)	(18)	—	—	(460)
Net income	9,937	3,622	1,502	702	15,763
Operating costs	(4,724)	(1,857)	(956)	(93)	(7,630)
Remediation	(360)	(830)	(123)	13	(1,300)
Total costs	(5,084)	(2,687)	(1,079)	(80)	(8,930)
Underlying impairment credit	285	916	4	2	1,207
Underlying profit	5,138	1,851	427	624	8,040

External income	11,748	3,355	1,363	(243)	16,223
Inter-segment (expense) income	(1,369)	285	139	945	—
Segment underlying income, net of insurance claims	10,379	3,640	1,502	702	16,223

Segment external assets	371,339	136,034	196,235	182,917	886,525
Segment customer deposits and repurchase agreements	317,974	142,345	15,626	1,439	477,384
Segment external liabilities	322,162	179,417	204,028	127,766	833,373

Analysis of segment underlying other income, net of insurance claims:
Fee and commission income:
Current accounts	504	130	4	—	638
Credit and debit card fees	614	269	—	—	883
Commercial banking and treasury fees	—	376	—	37	413
Unit trust and insurance broking	—	—	113	—	113
Factoring	—	76	—	—	76
Other fees and commissions	57	179	225	24	485
Fee and commission income	1,175	1,030	342	61	2,608
Fee and commission expense	(577)	(254)	(324)	(30)	(1,185)
Net fee and commission income	598	776	18	31	1,423
Operating lease rental income	1,046	13	—	—	1,059
Rental income from investment properties	—	—	186	—	186
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	(5)	—	3	(2)
Trading income	66	912	—	345	1,323
Insurance and other, net of insurance claims	86	118	1,817	(950)	1,071
Other external income, net of insurance claims	1,198	1,038	2,003	(602)	3,637
Inter-segment other income	(60)	(537)	(589)	1,186	—
Segment other income, net of insurance claims	1,736	1,277	1,432	615	5,060

Other segment items reflected in income statement above:
Depreciation and amortisation	1,525	283	170	847	2,825
Movement in value of in-force business	—	—	(70)	—	(70)
Defined benefit scheme charges	89	30	11	106	236
Non-income statement segment items:
Additions to fixed assets	1,922	178	117	1,011	3,228
Investments in joint ventures and associates at end of year	6	—	—	346	352
1Net of profits on disposal of operating lease assets of £249 million.

	Retail	Commercial Banking	Insurance and Wealth	Other	Underlying basis total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Net interest income	8,384	2,357	49	(17)	10,773
Other income, net of insurance claims	1,733	1,292	1,250	240	4,515
Total underlying income, net of insurance claims	10,117	3,649	1,299	223	15,288
Operating lease depreciation[1]	(856)	(28)	—	—	(884)
Net income	9,261	3,621	1,299	223	14,404
Operating costs	(4,761)	(1,851)	(902)	(71)	(7,585)
Remediation	(125)	(210)	(50)	6	(379)
Total costs	(4,886)	(2,061)	(952)	(65)	(7,964)
Underlying impairment charge	(2,384)	(1,464)	(9)	(390)	(4,247)
Underlying profit (loss)	1,991	96	338	(232)	2,193

External income	11,868	3,246	1,223	(1,049)	15,288
Inter-segment (expense) income	(1,751)	403	76	1,272	—
Segment underlying income, net of insurance claims	10,117	3,649	1,299	223	15,288

Segment external assets	358,766	142,042	183,348	187,113	871,269
Segment customer deposits and repurchase agreements	290,206	145,596	14,072	10,194	460,068
Segment external liabilities	295,229	189,302	190,771	146,554	821,856

Analysis of segment underlying other income, net of insurance claims:
Fee and commission income:
Current accounts	498	113	4	—	615
Credit and debit card fees	517	231	—	—	748
Commercial banking and treasury fees	—	274	—	—	274
Unit trust and insurance broking	—	—	146	—	146
Private banking and asset management	—	5	1	—	6
Factoring	—	76	—	—	76
Other fees and commissions	62	176	204	1	443
Fee and commission income	1,077	875	355	1	2,308
Fee and commission expense	(571)	(222)	(329)	(26)	(1,148)
Net fee and commission income	506	653	26	(25)	1,160
Operating lease rental income	1,103	17	—	—	1,120
Rental income from investment properties	—	—	191	—	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	—	—	149	149
Lease termination income	—	5	—	—	5
Trading income	69	787	—	204	1,060
Insurance and other, net of insurance claims	147	349	1,389	(1,055)	830
Other external income, net of insurance claims	1,319	1,158	1,580	(702)	3,355
Inter-segment other income	(92)	(519)	(356)	967	—
Segment other income, net of insurance claims	1,733	1,292	1,250	240	4,515

Other segment items reflected in income statement above:
Depreciation and amortisation	1,760	263	159	550	2,732
Movement in value of in-force business	—	—	76	—	76
Defined benefit scheme charges	97	30	14	106	247
Non-income statement segment items:
Additions to fixed assets	1,684	112	125	980	2,901
Investments in joint ventures and associates at end of year	4	—	—	292	296
1Net of profits on disposal of operating lease assets of £127 million.

	Retail	Commercial Banking	Insurance and Wealth	Other	Underlying basis total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Net interest income	9,184	2,892	77	224	12,377
Other income, net of insurance claims	2,019	1,417	2,021	275	5,732
Total underlying income, net of insurance claims	11,203	4,309	2,098	499	18,109
Operating lease depreciation[1]	(946)	(21)	—	—	(967)
Net income	10,257	4,288	2,098	499	17,142
Operating costs	(4,768)	(2,073)	(982)	(52)	(7,875)
Remediation	(238)	(155)	(50)	(2)	(445)
Total costs	(5,006)	(2,228)	(1,032)	(54)	(8,320)
Underlying impairment (charge) credit	(1,038)	(306)	—	53	(1,291)
Underlying profit	4,213	1,754	1,066	498	7,531

External income	13,136	3,508	1,926	(461)	18,109
Inter-segment (expense) income	(1,933)	801	172	960	—
Segment underlying income, net of insurance claims	11,203	4,309	2,098	499	18,109

Segment external assets	350,850	144,795	175,869	162,379	833,893
Segment customer deposits and repurchase agreements	253,128	144,050	13,677	10,465	421,320
Segment external liabilities	261,036	182,318	182,333	160,400	786,087

Analysis of segment underlying other income, net of insurance claims:
Fee and commission income:
Current accounts	518	136	5	—	659
Credit and debit card fees	652	330	—	—	982
Commercial banking and treasury fees	—	248	—	—	248
Unit trust and insurance broking	9	—	197	—	206
Private banking and asset management	—	4	65	—	69
Factoring	—	103	—	—	103
Other fees and commissions	59	244	156	30	489
Fee and commission income	1,238	1,065	423	30	2,756
Fee and commission expense	(571)	(321)	(405)	(53)	(1,350)
Net fee and commission income	667	744	18	(23)	1,406
Operating lease rental income	1,225	25	—	—	1,250
Rental income from investment properties	—	—	191	—	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income	—	(5)	—	201	196
Lease termination income	—	12	—	—	12
Trading income	47	812	—	278	1,137
Insurance and other, net of insurance claims	206	72	2,216	(954)	1,540
Other external income, net of insurance claims	1,478	916	2,407	(475)	4,326
Inter-segment other income	(126)	(243)	(404)	773	—
Segment other income, net of insurance claims	2,019	1,417	2,021	275	5,732

Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	181	452	2,660
Movement in value of in-force business	—	—	825	—	825
Defined benefit scheme charges	108	43	19	75	245
Non-income statement segment items:
Additions to fixed assets	2,208	260	174	1,007	3,649
Investments in joint ventures and associates at end of year	4	—	—	300	304
1Net of profits on disposal of operating lease assets of £41 million.
Reconciliation of underlying basis to statutory results
The underlying basis is the basis on which financial information is presented to the chief operating decision-maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

	Lloyds Banking Group statutory	Removal of:
		Volatility and other items[1]	Insurance gross up2	PPI remediation	Underlying basis
	£m	£m	£m	£m	£m
Year ended 31 December 2021
Net interest income	9,366	255	1,542	—	11,163
Other income, net of insurance claims	6,958	(139)	(1,759)	—	5,060
Total income, net of insurance claims	16,324	116	(217)	—	16,223
Operating lease depreciation[3]		(460)	—	—	(460)
Net income	16,324	(344)	(217)	—	15,763
Operating expenses	(10,800)	1,653	217	—	(8,930)
Impairment credit (charge)	1,378	(171)	—	—	1,207
Profit before tax	6,902	1,138	—	—	8,040

	Lloyds Banking Group statutory	Removal of:
		Volatility and other items[4]	Insurance gross up2	PPI remediation	Underlying basis
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Net interest income	10,749	174	(150)	—	10,773
Other income, net of insurance claims	4,377	165	(27)	—	4,515
Total income, net of insurance claims	15,126	339	(177)	—	15,288
Operating lease depreciation[3]		(884)	—	—	(884)
Net income	15,126	(545)	(177)	—	14,404
Operating expenses	(9,745)	1,522	174	85	(7,964)
Impairment (charge) credit	(4,155)	(95)	3	—	(4,247)
Profit before tax	1,226	882	—	85	2,193

	Lloyds Banking Group statutory	Removal of:
		Volatility and other items[5]	Insurance gross up2	PPI remediation	Underlying basis
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Net interest income	10,180	379	1,818	—	12,377
Other income, net of insurance claims	8,179	(426)	(2,021)	—	5,732
Total income, net of insurance claims	18,359	(47)	(203)	—	18,109
Operating lease depreciation[3]		(967)	—	—	(967)
Net income	18,359	(1,014)	(203)	—	17,142
Operating expenses	(12,670)	1,697	203	2,450	(8,320)
Impairment (charge) credit	(1,296)	5	—	—	(1,291)
Profit before tax	4,393	688	—	2,450	7,531
1In the year ended 31 December 2021 this comprises the effects of market volatility and asset sales (gain of £87 million); the amortisation of purchased intangibles (£70 million); restructuring (£956 million, including a software write-off as a result of investment in new technology and systems infrastructure together with severance costs, property transformation, technology research and development, regulatory programmes and merger, acquisition and integration costs); and the fair value unwind (losses of £199 million).
2The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.
3Net of profits on disposal of operating lease assets of £249 million (2020: £127 million; 2019: £41 million).
4Comprises the effects of market volatility and asset sales (losses of £59 million); the amortisation of purchased intangibles (£69 million); restructuring (£521 million, including severance costs, property transformation, technology research and development, regulatory programmes and merger, acquisition and integration costs); and the fair value unwind (losses of £233 million).
5Comprises the effects of market volatility and asset sales (gains of £126 million); the amortisation of purchased intangibles (£68 million); restructuring (£471 million, comprising severance-related costs, the integration of Zurich's UK workplace pensions and savings business and costs associated with establishing the Schroders Personal Wealth joint venture); and the fair value unwind and other items (losses of £275 million).
Geographical areas
The Group’s operations are predominantly UK-based and as a result an analysis between UK and non-UK activities is not provided.